Financial and other non-current assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Deferred compensation plans assets	$ 484	$ 451
Prepaid post-employment benefit plans assets	133	47
Other non-current assets	201	200
Total other non-current assets	$ 818	$ 698